Debt Instruments Eligible to Compose Capital (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments
Schedule of Debt Instruments Eligible to Compose Capital
					2022	2021	2020
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.)
Tier I (1)	nov-18	No Term (Perpetual)	US$1.250	7.250%	6,591,740	7,050,080	6,554,451
Tier II (1)	nov-18	nov/28	US$1.250	6.125%	6,580,937	7,038,527	6,565,209
Financial Bills - Tier II (2)	nov-21	nov-31	R$5,300	CDI+2%	6,133,677	5,351,046	-
Financial Bills - Tier II (2)	dez-21	dez-31	R$200	CDI+2%	231,264	201,755	-
Total					19,537,618	19,641,408	13,119,660
(1)	Issues were made through the Cayman Branch and there is no withholding income tax, and interest is paid semi-annually, as of May 8, 2019.
(2)	Financial Bills issued in November 2021 have a redemption and repurchase option.

Schedule of Changes in the balance of Debt Instruments Eligible to Compose Capital
	2022	2021	2020
Balance at beginning of the year	19,641,408	13,119,660	10,175,961
Issuance - Tier II	-	5,500,000	-
Interest payment Tier I (1)	484,291	505,300	506,771
Interest payment Tier II (1)	379,103	449,899	402,622
Exchange differences / Others	(105,467)	977,855	2,948,951
Payments of interest - Tier I	(467,099)	(493,071)	(495,789)
Payments of interest - Tier II	(394,618)	(418,235)	(418,856)
Balance at end of the year	19,537,618	19,641,408	13,119,660
(1)	The interest remuneration referring to the Debt Instrument Eligible for Capital Tier I and II was recorded as a contra entry to income for the period under "Interest and Similar Expenses" (Note 32).